  PROSPECTUS                                                 January 22, 1996
  EVERGREEN(SM) PENNSYLVANIA TAX-FREE                   (Evergreen Tree Logo)
  MONEY MARKET FUND
  CLASS A SHARES
           The EVERGREEN PENNSYLVANIA TAX-FREE MONEY MARKET FUND (the "Fund") is designed to provide investors with current income, stability of principal and liquidity. This Prospectus provides information regarding the Class A offered by the Fund. The Fund is a series of an open-end, diversified, management investment company. This Prospectus sets forth concise information about the Fund that a prospective investor should know before investing. The address of the Fund is 2500 Westchester Avenue, Purchase, New York 10577.
           A "Statement of Additional Information" for the Fund and certain other Evergreen mutual funds dated January 22, 1996 has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Fund at (800) 807-2940. There can be no assurance that the investment objective of the Fund will be achieved. Investors are advised to read this Prospectus carefully.
  THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY AND INVOLVE INVESTMENT RISKS.
  AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                   KEEP THIS PROSPECTUS FOR FUTURE REFERENCE
  EVERGREEN(SM) is a Service Mark of Evergreen Asset Management Corp. Copyright 1995, Evergreen Asset Management Corp.

                               TABLE OF CONTENTS

OVERVIEW OF THE FUND                                        2
EXPENSE INFORMATION                                         3
FINANCIAL HIGHLIGHTS                                        4
DESCRIPTION OF THE FUND                                     5
         Investment Objective and Policies                  5
         Investment Practices and Restrictions              9
MANAGEMENT OF THE FUND                                     10
         Investment Adviser                                10
         Distribution Plan and Agreement                   10
PURCHASE AND REDEMPTION OF SHARES                          11
         How to Buy Shares                                 11
         How to Redeem Shares                              12
         Exchange Privilege                                14
         Shareholder Services                              14
         Effect of Banking Laws                            15
OTHER INFORMATION                                          15
         Dividends, Distributions and Taxes                15
         General Information                               16

                              OVERVIEW OF THE FUND
       The following summary is qualified in its entirety by the more detailed information contained elsewhere in this Prospectus. See "Description of the Fund" and "Management of the Fund".
       The Capital Management Group ("CMG") First Union National Bank of North Carolina ("FUNB") serves as investment adviser to EVERGREEN PENNSYLVANIA TAX-FREE MONEY MARKET FUND. FUNB is a subsidiary of First Union Corporation, the sixth largest bank holding company in the United States.
       EVERGREEN PENNSYLVANIA TAX-FREE MONEY MARKET FUND invests in high quality Pennsylvania securities that are exempt from Federal and Pennsylvania personal income taxes in the opinion of bond counsel to the issuer, and which have remaining maturities of thirteen months or less.
       The Fund seeks to maintain a stable net asset value of $1.00 per share although no assurances can be given that such a stable net asset value will be maintained.
    THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVE OF THE FUND WILL BE ACHIEVED.
                                       2

                              EXPENSE INFORMATION
       The table set forth below summarizes the shareholder transaction costs associated with an investment in Class A shares of the Fund. For further information see "Purchase and Redemption of Shares" and "General
Information -- Other Classes of Shares".

SHAREHOLDER TRANSACTION EXPENSES              Class A Shares
Maximum Sales Charge Imposed on Purchases          None
(as a % of offering price)
Sales Charge on Dividend Reinvestments             None
Contingent Deferred Sales Charge (as a % of        None
original purchase price or redemption
proceeds, whichever is lower)
Redemption Fee                                     None
Exchange Fee                                       None

       The following tables show for the Fund the estimated annual operating expenses (as a percentage of average net assets) attributable, together with examples of the cumulative effect of such expenses on a hypothetical $1,000 investment in each Class for the periods specified assuming (i) a 5% annual return, and (ii) redemption at the end of each period.
EVERGREEN PENNSYLVANIA TAX-FREE MONEY MARKET FUND

                                                                           EXAMPLES
                                                                           Assuming
                         ANNUAL OPERATING                                 Redemption
                            EXPENSES**                                 at End of Period
                             Class A                                       Class A
Management
Fees                            .40%          After 1 Year                   $ 12
                                              After 3 Years                  $ 37
12b-1 Fees*                     .30%
                                              After 5 Years                  $ 64
Other
Expenses                        .53%          After 10 Years                 $142
Total                          1.23%

       *The estimated operating expenses and examples do not reflect fee waivers and expense reimbursements for the most recent fiscal period. Actual expenses, net of fee waivers and expense reimbursements for the fiscal period ended February 28, 1995 for Class A Shares were .21%.
       From time to time, the Fund's investment adviser may, at its discretion, waive its fee or reimburse the Fund for certain of its expenses in order to reduce the Fund's expense ratio. The investment adviser may cease these voluntary waivers or reimbursements at any time.
       **Class A Shares can pay up to .35 of 1% of average net assets as a 12b-1 Fee. For the foreseeable future, the Class A Share's 12b-1 Fees will be limited to .30 of 1% of average net assets.
       The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in Class A Shares of the Fund will bear directly or indirectly. The amounts set forth under "Other Expenses" as well as the amounts set forth in the examples are estimated amounts based on historical experience for the most recent fiscal period. Such expenses have been restated to reflect current fee arrangements. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. ACTUAL EXPENSES AND ANNUAL RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. For a more complete description of the various costs and expenses borne by the Fund see "Management of the Fund".
                                       3

                              FINANCIAL HIGHLIGHTS
       The information on the following pages present financial highlights for a share outstanding throughout each period indicated. The information in the tables for each of the years in the two-year period ended February 28, 1995 have been audited by KPMG Peat Marwick LLP, the Fund's current independent auditors. The information in the tables for February 28, 1993 and prior periods have been audited by Price Waterhouse LLP, the Fund's prior independent auditors. A report of KPMG Peat Marwick LLP or Price Waterhouse LLP, as the case may be, on the audited information with respect to the Fund is incorporated by reference in the Fund's Statement of Additional Information. The following information should be read in conjunction with the financial statements and related notes which are incorporated by reference in the Fund's Statement of Additional Information.
       Further information about the Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge. EVERGREEN PENNSYLVANIA TAX-FREE MONEY MARKET FUND

                                                        CLASS A SHARES                   CLASS Y SHARES
                                                         AUGUST 22,*          SIX MONTHS
                                                           THROUGH               ENDED
                                                          AUGUST 31,          AUGUST 31,
                                                             1995                1995        YEAR ENDED FEBRUARY 28,
                                                         (UNAUDITED)          (UNAUDITED)             1995
PER SHARE DATA:
Net asset value, beginning of period...............         $1.00               $  1.00              $  1.00
Income from investment operations:
Net investment income..............................           .02                   .02                  .03
Less distributions to shareholders from
  investment income................................          (.02)                 (.02)                (.03)
Net asset value, end of period.....................         $1.00               $  1.00              $  1.00
TOTAL RETURN+......................................           1.9%                  1.9%                 2.8%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)..........          $120               $99,513              $43,539
Ratios to average net assets:
  Expenses **......................................           .21%++                .21%++              .33%
  Net investment income **.........................          3.66%++               3.66%++             3.09%

                                                                                                       AUGUST 15, 1991*

                                                                                                           THROUGH

                                                                                                         FEBRUARY 29,
                                                                 YEAR ENDED FEBRUARY 28,
                                                              1994                     1993                  1992

PER SHARE DATA:
Net asset value, beginning of period...............          $  1.00                  $  1.00              $   1.00

Income from investment operations:
Net investment income..............................              .02                      .03                   .02

Less distributions to shareholders from
  investment income................................             (.02)                    (.03)                 (.02)

Net asset value, end of period.....................          $  1.00                  $  1.00              $   1.00

TOTAL RETURN+......................................             2.1%                     2.7%                  4.0%

RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)..........          $14,383                  $15,999               $20,699

Ratios to average net assets:
  Expenses **......................................             .47%                     .35%                  .19%++

  Net investment income **.........................            2.10%                    2.62%                 3.90%++


*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                             CLASS A SHARES                              CLASS Y SHARES
                                               SIX MONTHS        SIX MONTHS
                                                  ENDED             ENDED
                                             AUGUST 31, 1995   AUGUST 31, 1995                YEAR ENDED FEBRUARY 28,
                                               (UNAUDITED)       (UNAUDITED)              1995                      1994
Expenses...................................         .79%              .79%                 1.05%                     1.26%
Net investment income......................        3.66%             3.08%                 2.37%                     1.31%

                                                                        AUGUST 15, 1991*
                                               CLASS Y SHARES               THROUGH
                                           YEAR ENDED FEBRUARY 28,       FEBRUARY 29,
                                                      1993                   1992
Expenses...................................            1.07%                  .77%
Net investment income......................            1.90%                 3.32%

                            DESCRIPTION OF THE FUND
INVESTMENT OBJECTIVE AND POLICIES
       The investment objective of the Fund is to seek to provide investors with as high a level of current income as is consistent with preservation of capital and liquidity. There is no assurance that this objective will be achieved.
       To obtain its objective the Fund invests at least 80% of its net assets in municipal obligations issued by the Commonwealth of Pennsylvania or its counties, municipalities, authorities or other political subdivisions, and municipal obligations issued by territories or possessions of the United States, such as Puerto Rico (collectively, "Municipal Obligations"), the interest on which, in the opinion of bond counsel, is exempt from Federal and Pennsylvania personal income taxes. The Fund limits its investments to Municipal Obligations with remaining maturities of thirteen months or less and will maintain a dollar-weighted average portfolio maturity of 90 days or less.
       Normally, the Fund will seek to invest substantially all of its assets in short-term Municipal Obligations. However, under certain unusual circumstances, such as a temporary decline in the issuance of Pennsylvania obligations, the Fund may invest up to 20% of its assets in the following: short-term municipal securities issued outside of Pennsylvania (the income from which may be subject to Pennsylvania income taxes) or certain taxable fixed income securities (the income from which may be subject to Federal and Pennsylvania personal income taxes). In most instances, however, the Fund will seek to avoid such holdings in an effort to provide income that is fully exempt from Federal and Pennsylvania personal income taxes.
       The Fund may also invest in Municipal Obligations issued to finance private activities, whose interest is a preference item for purposes of the Federal alternative minimum tax. Such "private activity bonds" might include industrial development bonds and securities issued to finance projects such as solid waste disposal facilities, student loans or water and sewage projects. The Fund currently intends to treat "private activity bonds" as not federally tax exempt and, accordingly, to limit investments in "private activity bonds" to no more than 20% of assets. See "Other Information -- Dividends, Distributions and Taxes".
       The Fund will not invest in options, financial futures transactions or other similar "derivative" instruments except as otherwise provided herein.
       Shares of the Fund are not insured or guaranteed by the United States government. The Fund will only purchase securities: (i) rated within the two highest rating categories by Moody's Investors Service Inc., ("Moody's") and Standard & Poors Ratings Group ("S & P") or in a comparable rating category by any two of the nationally recognized statistical rating organizations that have rated the securities; (ii) rated in a comparable rating category by only one such organization that has rated the securities, or (iii) which, if unrated, are deemed to be of equivalent quality as determined by the investment adviser pursuant to guidelines established by the Board of Trustees. The types of Municipal Obligations in which the Fund may invest include the following:

Municipal Bonds. Municipal bonds generally have a maturity at the time of issuance of more than one year. Municipal bonds may be issued to raise money for various public purposes -- such as constructing public facilities and resource recovery projects and making loans to public institutions. There are generally two types of municipal bonds: general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Revenue bonds are backed by the revenues of a project or facility -- tolls from a toll bridge, for example. Industrial development revenue bonds (which are private activity bonds) are a specific type of revenue bond backed by the credit and security of a private user, and therefore investments in these bonds have more potential risk. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. Municipal bonds generally have a maturity at the time of issuance of more than one year.

Municipal Notes. Municipal notes are generally sold as interim financing in anticipation of the collection of taxes, a bond sale or receipt of other revenue. Municipal notes generally have maturities at the time of issuance of one year or less. Investments in municipal notes are limited to notes which are rated at the date of purchase: (i)"MIG 1" or "MIG 2" by Moody's and in a comparable rating category by at least one other nationally recognized statistical rating organization that has rated the notes, or (ii) in a comparable rating category by only one such organization, including Moody's, if it is the only organization that has rated the notes, or (iii) if not rated, are, in the opinion of the
                                       5
investment adviser, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.
       Notes rated "MIG 1" are judged to be of the "best quality" and carry the smallest amount of investment risk. Notes rated "MIG 2" are judged to be of "high quality", with margins of protection ample although not as large as in the preceding group.

Municipal Commercial Paper. Municipal commercial paper is a debt obligation with a stated maturity of one year or less which is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. Investments in municipal commercial paper are limited to commercial paper which is rated at the date of purchase: (i) "P-1" or "P-2" by Moody's and "A-1", "A-1 +" or "A-2" by S&P or (ii) in a comparable rating category by any two of the nationally recognized statistical ratings organizations that have rated commercial paper or (iii) in a comparable rating category by only one such organization if it is the only organization that has rated the commercial paper or (iv) if not rated, is, in the opinion of the investment adviser, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.
       Issuers of municipal (and taxable) commercial paper rated "P-1" have a "superior capacity for repayment of short-term promissory obligations". The "A-1" rating for commercial paper under the S&P classification indicates that the "degree of safety regarding timely payment is either overwhelming or very strong". Commercial paper with "overwhelming safety characteristics" will be rated "A1+". Commercial paper receiving a "P-2" rating has a strong capacity for repayment of short-term promissory obligations. Commercial paper rated "A-2" has the capacity for timely payment although the relative degree of safety is not as overwhelming as for issues designated "A-1". See the Statement of Additional Information for a more complete description of securities ratings.

When-Issued Securities. The Fund may purchase Municipal Obligations on a when-issued basis, in which case delivery and payment normally take place 15 to 45 days after the date of the commitment to purchase. The Fund will only make commitments to purchase Municipal Obligations on a when-issued basis with the intention of actually acquiring the securities but may sell them before the settlement date if it is deemed advisable. Any gains realized in such sales would produce taxable income. The when-issued securities are subject to market fluctuation and no interest accrues to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. For purposes of determining the Fund's weighted average maturity, the maturity of a when-issued security is calculated from its commitment date. Purchasing Municipal Obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself in which case there could be an unrealized loss at the time of delivery.
       The Fund will establish a segregated account with its custodian in which it will maintain cash, United States government securities, or other liquid, high quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Securities With Put or Demand Rights. The Fund has the ability to enter into put transactions, sometimes referred to as stand-by commitments, with respect to Municipal Obligations held in its portfolio or to purchase securities which carry a demand feature or put option which permit the Fund, as holder, to tender them back to the issuer or a third party prior to maturity and receive payment within seven days. Segregated accounts will be maintained by the Fund for all such transactions.
       The amount payable to the Fund by the seller upon its exercise of a put will normally be (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during the period the securities were owned by the Fund. Absent unusual circumstances, the Fund values the underlying securities at their amortized cost. Accordingly, the amount payable by a broker dealer or bank during the time a put is exercisable will be substantially the same as the value of the underlying securities.
       The Fund's right to exercise a put is unconditional and unqualified. A put is not transferable by the Fund, although the Fund may sell the underlying securities to a third party at any time. The Fund expects that puts will generally be available without any additional direct or indirect cost. However, if necessary and advisable, the Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities which are
                                       6
acquired subject to such a put (thus reducing the yield to maturity otherwise available to the same securities). Thus, the aggregate price paid for securities with put rights may be higher than the price that would otherwise be paid.
       The Fund may enter into put transactions only with broker dealers (in accordance with the rules of the Securities and Exchange Commission) and banks which, in the opinion of the investment adviser, present minimal credit risks. The investment adviser will monitor periodically the creditworthiness of issuers of such obligations held by the Fund. The Fund's ability to exercise a put will depend on the ability of the broker-dealer or bank to pay for the underlying securities at the time the put is exercised. In the event that a broker-dealer or bank should default on its obligation to purchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. The Fund intends to enter into put transactions solely to maintain portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.
       For a detailed description of put transactions, see "Investment
Policies -- Securities with Put Rights" in the Statement of Additional Information.

Taxable Securities. Under normal market conditions, the Fund may at times elect to invest temporarily up to 20% of the current value of its net assets in taxable securities of the type described below pending the investment in Municipal Obligations of proceeds of sales of Fund shares or proceeds from the sale of portfolio securities or in anticipation of redemptions. However, at all times under normal market conditions the percentage of the Fund's income and corresponding distributions which is tax-exempt will be very close to 100%. In addition, for temporary defensive purposes, the Fund may invest up to 100% of its total assets in such taxable securities when, in the opinion of the investment adviser, it is advisable to do so because of market conditions. The types of taxable securities in which the Fund may invest are limited to the following money market instruments which have remaining maturities not exceeding thirteen months; (i) obligations of the United States government, its agencies or instrumentalities; (ii) negotiable certificates of deposit and bankers' acceptances of United States banks which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation; (iii) domestic and foreign U.S. dollar-denominated commercial paper rated "P-1" by Moody's or "A-1" or "A-1+" by S&P; and (iv) repurchase agreements with respect to any of the foregoing portfolio securities. The Fund also has the right to hold up to 100% of its total assets in cash as the investment adviser deems necessary for temporary defensive purposes.
       Investments of the Fund in U.S. dollar-denominated foreign commercial paper may involve certain risks not applicable to investment by the Fund in the obligations of domestic issuers. These risks may include risks of foreign political or economic instability, difficulties in enforcing a judgment against a foreign issuer should it default, the imposition or tightening of exchange controls and changes in foreign governmental attitudes toward private investment, including the possibility of increased taxation, nationalization or expropriation of Fund assets. Foreign issuers of securities may also be subject to different accounting and disclosure systems, which may affect the type and quality of information available about an issuer. The rating services used by the Fund take these factors into consideration when assigning a rating to a particular security, and therefore the additional risk to the Fund of investing in foreign securities with the same ratings as a domestic security is not expected to be significant.
       The Fund will not invest in any obligations of or loan any of its portfolio securities to FUNB or its affiliates as defined in the Investment Company Act of 1940, as amended (the "1940 Act") or any affiliates of the Fund. Subject to the limitations described, the Fund is permitted to invest in obligations of correspondent banks of FUNB (banks with which the FUNB maintains a special bank servicing relationship) which are not affiliates of Evergreen Tax-Free Trust, its investment adviser or its distributor, but the Fund will not give preference in its investment selections to those obligations.
       After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the investment adviser will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations of their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this Prospectus and in the Statement of Additional Information.
       Opinions relating to the validity of Municipal Obligations and to the exclusion of interest thereon from Federal and Pennsylvania personal income taxes are rendered by bond counsel to the respective issuers at the
                                       7
time of issuance. Neither the Fund, the Evergreen Tax-Free Trust nor the investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

Municipal Lease Obligations. Municipal lease obligations are financing arrangements secured by leases of property to a municipality. These obligations are considered to be illiquid securities and typically are not fully backed by the municipality's credit. Interest from a municipal lease obligation may become taxable if the lease is assigned. If the governmental user does not appropriate sufficient funds for the following year's lease payments, the lease will terminate, with the possibility of default on the lease obligations and significant loss to the Fund. The Fund will not purchase any municipal lease obligation that is not covered by a legal opinion (typically from the issuer's counsel) to the effect that, as of the effective date of such lease, the lease is the valid and binding obligation of the governmental issuer. For a more detailed description of Municipal Leases, see "Investment Policies -- Municipal Leases" in the Statement of Additional Information.

Resource Recovery Bonds. Resource recovery bonds may be general obligations of the issuing municipality or supported by corporate or bank guarantees. The viability of the resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

Variable and Floating Rate Obligations. Certain of the Municipal Obligations which the Fund may purchase have a floating or variable rate of interest. Such obligations bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. Certain of such obligations may carry a demand feature or put option which would permit the Fund, as holder, to tender them back to the issuer or a third party prior to maturity ("demand instruments"). The Fund may invest in floating and variable rate Municipal Obligations even if they carry stated maturities in excess of one year. Obligations with a demand feature generally receive two ratings, one representing an evaluation of the degree of risk associated with scheduled interest and principal payments and the other representing an evaluation of the degree of risk associated with the demand feature. The two highest ratings assigned to the demand feature by Moody's are "VMIG 1" and "VMIG 2" which have generally the same characteristics as Moody's "MIG 1" and "MIG 2" ratings. Investments in variable and floating rate obligations are limited to those that are rated "VMIG" 1 by Moody's or, if not rated, are, in the opinion of the investment adviser, of comparable investment quality. The investment adviser will monitor on an ongoing basis the earning power, cash flow and other liquidity ratios of the issuers of such obligations and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. The Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due which may adversely affect the ability of the issuer of the instrument to make payment when due.
       The Fund does not intend to concentrate its investments in any one industry. Thus, from time to time, the Fund may invest 25% or more of its assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such Obligation would also affect the other Obligations; for example, Municipal Obligations, the interest on which is paid from revenues of similar type projects or Municipal Obligations whose issuers are located in the same state.
       Because the taxable money market is a broader and more liquid market with a greater number of investors, issuers and market makers than is the market for short-term tax-exempt municipal obligations, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term tax-exempt municipal obligations may make it difficult in certain circumstances to dispose of large investments advantageously. In general, tax-exempt municipal obligations are also subject to credit risks such as the loss of credit ratings or possible default. In addition, an issuer of tax-exempt municipal obligations may lose its tax-exempt status in the event of a change in the current tax laws.

Risk Factors: Investing in Pennsylvania Municipal Obligations. Each investor should consider carefully the special risks inherent in the Fund's investment in Pennsylvania Municipal Obligations. Pennsylvania has been historically identified as a heavy industry state although that reputation has recently changed as the industrial composition of Pennsylvania diversified when the coal, steel, and railroad industries began to decline. This diversification was necessary when the traditionally strong industries in Pennsylvania declined as a long-term shift in jobs, investment and workers away from the northeast part of the nation took place. The major new sources of growth are in the service sector, including trade, medical and health services, education and financial institutions. Pennsylvania is highly urbanized, with approximately 50% of the Commonwealth's population contained in the metropolitan areas which include the cities of Philadelphia and Pittsburgh.
                                       8

       It should be noted that Pennsylvania Municipal Obligations may be adversely affected by local political and economic conditions and developments within Pennsylvania. For example, adverse conditions in a significant industry within Pennsylvania may from time to time have a correspondingly adverse effect on specific issuers within Pennsylvania or on anticipated revenue to the Commonwealth itself; conversely, an improving economic outlook for a significant industry may have a positive effect on such issuers or revenues. An expanded discussion of the risks associated with the purchase of Pennsylvania issues is contained in the Statement of Additional Information.

Investment Company Securities. The Fund may invest in securities issued by other investment companies. Such securities will be acquired by Fund within the limits prescribed by the 1940 Act, which include a prohibition against the Fund investing more than 10% of the value of its total assets in such securities. Investments in securities issued by other investment companies will subject shareholders to the imposition of duplicative fees and expenses.
       The Fund may engage in the following portfolio transactions:
Loans of Portfolio Securities. The Fund may loan its portfolio securities to brokers, dealers, and financial institutions to increase current income. All loans of securities must be continuously secured by collateral consisting of United States government securities, cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned plus the interest payable with respect to the loan.
       As a condition of the loan, the Fund must have the right to call the loan and obtain the return of the securities loaned within five business days. Moreover, the Fund will receive any interest or dividends paid on the loaned securities. The Fund will not lend portfolio securities to FUNB, or to any affiliate of the FUNB or to any other affiliate of the Fund. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

Repurchase Agreements. Securities held by the Fund may be subject to repurchase agreements. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price. The Fund will enter into repurchase agreements only with dealers, domestic banks or recognized financial institutions which, in the opinion of the investment adviser, present minimal credit risks. The Fund will enter into repurchase agreements only with respect to obligations which could otherwise be purchased by the Fund or any other obligations backed by the full faith and credit of the United States. Where the securities underlying a repurchase agreement are not U.S. government securities, they must be of the highest quality at the time the repurchase agreement is entered into (e.g., a long-term debt security would be required to be rated by S&P as "AAA" or its equivalent). While the maturity of the underlying securities in a repurchase agreement transaction may be more than one year, the term of the repurchase agreement is always less than one year. The maturities of the underlying securities will have to be taken into account in calculating the Fund's dollar weighted average portfolio maturity if the seller of the repurchase agreement fails to perform under such agreement. In the event of default by the seller under the repurchase agreement, the Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral maintained, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of such securities. The Fund will invest no more than 10% of its net assets in repurchase agreements maturing in more than seven days and other illiquid investments.

INVESTMENT PRACTICES AND RESTRICTIONS
       The investment objective of the Fund and its policy of investing at least 80% of its net assets in Municipal Obligations are fundamental policies and except for policies with respect to repurchase agreements and securities with put rights, which are also fundamental policies of the Fund and subject to the investment restrictions set forth below, the Fund's investment policies and the investment adviser's discretion to make use of a particular investment technique or activity are not fundamental and may be changed by the Board of Trustees without the approval of shareholders.
       The Fund may not: (1) borrow money or pledge or mortgage its assets, except that the Fund may borrow from banks up to 10% of the current value of its total net assets for temporary purposes only in order to meet redemptions, and those borrowings may be secured by the pledge of not more than 10% of the current value of its total net assets (but investments may not be purchased by the Fund while any such borrowings exist); (2) make loans, except loans of portfolio securities having a value of not more than 10% of the Fund's current assets and except that the Fund may purchase a portion of an issue of publicly distributed bonds, debentures or other obligations, make deposits with banks and enter into repurchase agreements with respect to its portfolio securities;
                                       9
or (3) invest an amount equal to 10% or more of the current value of the Fund's net assets in illiquid securities, including those securities which do not have readily available market quotations and repurchase agreements having maturities of more than seven calendar days. Investments in restricted securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933 which have been determined to be liquid by the Board of Trustees based upon the trading markets for the securities will not be included for purposes of this limitation. However, investing in Rule 144A securities could have the effect of increasing the level of fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. The foregoing investment restrictions and those described in the Statement of Additional Information are fundamental policies which may be changed only when permitted by law and approved by the holders of a majority of the outstanding voting securities of the Fund, as described under "Other Information" in the Statement of Additional Information.
                             MANAGEMENT OF THE FUND
INVESTMENT ADVISER
       The management of the Fund is supervised by the Trustees of Evergreen Tax-Free Trust. The Capital Management Group of First Union National Bank of North Carolina ("CMG") serves as investment adviser to the Fund. First Union National Bank of North Carolina ("FUNB") a subsidiary of First Union Corporation ("First Union"), the sixth largest bank holding company in the United States. First Union is headquartered in Charlotte, North Carolina, and had $96.7 billion in consolidated assets as of December 31, 1995. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. The Capital Management Group of FUNB manages or otherwise oversees the investment of over $5.3 billion in assets belonging to a wide range of clients, including the fifteen series of Evergreen Investment Trust (formerly known as First Union Funds). First Union Brokerage Services, Inc., a wholly-owned subsidiary of FUNB, is a registered broker-dealer that is principally engaged in providing retail brokerage services consistent with its federal banking authorizations. First Union Capital Markets Corp., a wholly-owned subsidiary of First Union, is a registered broker-dealer principally engaged in providing, consistent with its federal banking authorizations, private placement, securities dealing, and underwriting services. Prior to January 1, 1996, First Fidelity Bank, N.A. ("FFB") served as investment adviser to the Fund. CMG succeeded to the mutual funds advisory business of First Fidelity in connection with the acquisition of First Fidelity Bancorporation by a subsidiary of First Union.
       CMG manages investments and supervises the daily business affairs of the Fund and, as compensation therefor, is entitled to receive an annual fee equal to .40 of 1% of the average daily net assets of the Fund up to $500 million, .36 of 1% of the next $500 million of assets, .32 of 1% of assets in excess of $1 billion but not exceeding $1.5 billion, and .28 of 1% of assets in excess of $1.5 billion. The total annualized operating expenses of the Fund for its most recent fiscal period are set forth in the section entitled "Financial Highlights". Evergreen Asset Management Corp. ("Evergreen Asset"), a subsidiary of FUNB, serves as administrator to the Fund and is entitled to receive a fee based on the average daily net assets of the Fund at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .050% of the first $7 billion; .035% on the next $3 billion; .030% on the next $5 billion; .020% on the next $10 billion; .015% on the next $5 billion; and .010% on assets in excess of $30 billion. Furman Selz Incorporated, an affiliate of Evergreen Funds Distributor, Inc., distributor for the Evergreen group of mutual funds, serves as sub-administrator for the Fund and is entitled to receive a fee from the Fund calculated on the average daily net assets of the Fund at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .0100% of the first $7 billion; .0075% on the next $3 billion; .0050% on the next $15 billion; and .0040% on assets in excess of $25 billion. The total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset serve as investment adviser were approximately $10.4 billion as of December 31, 1995.
DISTRIBUTION PLANS AND AGREEMENTS
       Rule 12b-1 under the 1940 Act permits an investment company to pay expenses associated with the distribution of its shares in accordance with a duly adopted plan. The Fund has adopted for its Class A shares a "Rule 12b-1 plan" (the "Plan"). Pursuant to the Plan, the Fund may incur distribution-related and shareholder servicing-related expenses which may not exceed an annual rate of .35 of 1% of the Fund's aggregate average daily net assets attributable to Class A shares. Payments with respect to Class A shares under the Plan are
                                       10
currently voluntarily limited to .30 of 1% of each Fund's aggregate average daily net assets attributable to Class A shares. The Plan provides that a portion of the fee payable thereunder may constitute a service fee to be used for providing ongoing personal services and/or the maintenance of shareholder accounts. Service fee payments to financial intermediaries for such purposes will not exceed .25 of 1% of the aggregate average daily net assets attributable to each Class of shares of the Fund.
       The Fund has also entered into a distribution agreement (the "Distribution Agreement") with Evergreen Funds Distributor, Inc. ("EFD"). Pursuant to the Distribution Agreement, the Fund will compensate EFD for its services as distributor at a rate which may not exceed an annual rate of .30 of 1% of the Fund's aggregate average daily net assets attributable to Class A shares. The Distribution Agreement provides that EFD will use the distribution fee received from the Fund for payments (i) to compensate broker-dealers or other persons for distributing shares of the Fund, including interest and principal payments made in respect of amounts paid to broker-dealers or other persons that have been financed (EFD may assign its rights to receive compensation under the Plan to secure such financings), (ii) to otherwise promote the sale of shares of the Fund, and (iii) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders. The financing of payments made by EFD to compensate broker-dealers or other persons for distributing shares of the Fund may be provided by First Union or its affiliates. The Fund may also make payments, in amounts up to .25 of 1% of the Fund's aggregate average daily net assets on an annual basis attributable to Class B shares, to compensate organizations, which may include EFD and Evergreen Asset or its affiliates, for personal services rendered to shareholders and/or the maintenance of shareholder accounts or for engaging others to render such services. The Fund may not pay any distribution or services fees during any fiscal period in excess of the amounts set forth above. Since EFD's compensation under the Distribution Agreement is not directly tied to the expenses incurred by EFD, the amount of compensation received by it under the Distribution Agreement during any year may be more or less than its actual expenses and may result in a profit to EFD. Distribution expenses incurred by EFD in one fiscal year that exceed the level of compensation paid to EFD for that year may be paid from distribution fees received from the Fund in subsequent fiscal years. The Plan is in compliance with rules of the National Association of Securities Dealers, Inc. which effectively limit the annual asset-based sales charges and service fees that a mutual fund may pay on a class of shares to .75 of 1% and .25 of 1%, respectively, of the average annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest at the prime rate plus 1% per annum.
                       PURCHASE AND REDEMPTION OF SHARES
HOW TO BUY SHARES
       You can purchase shares of the Fund through broker-dealers, banks or other financial intermediaries, or directly through EFD. The minimum initial investment is $1,000, which may be waived in certain situations. There is no minimum for subsequent investments. Share certificates are not issued. In states where EFD is not registered as a broker-dealer shares of the Fund will only be sold through other broker-dealers or other financial institutions that are registered. See the Share Purchase Application and Statement of Additional Information for more information. Only Class A shares of the Fund are offered through this Prospectus. (See "General Information" -- "Other Classes of Shares".) Class A shares of the Fund can be purchased at net asset value without an initial sales charge. Certain broker-dealers or other financial institutions may impose a fee in connection with purchases at net asset value.

How the Fund Values its Shares. The net asset value of the Fund's shares for purposes of both purchases and redemptions is determined twice daily, at 12 noon (Eastern time) and promptly after the regular close of the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or State Street is closed). The Exchange is closed on New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is calculated by taking the sum of the values of the Fund's investments and any cash and other assets, subtracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to the Fund's investment adviser, are accrued daily. The securities in the Fund's portfolio are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, a constant straight-line amortization of any discount or premium is assumed each
                                       11
day regardless of the impact of fluctuating interest rates on the market value of the security. The market value of the obligations in the Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. As a result, the market value of the obligations in the Fund's portfolio may vary from the value determined using the amortized cost method. Securities which are not rated are normally valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Other assets and securities for which no quotations are readily available are valued at the fair value as determined in good faith by the Trustees. The Fund attempts to maintain its net asset value at $1.00 per share. Under most conditions, management believes this will be possible, although there can be no assurance that this will be achieved. Calculations are periodically made to compare the value of the Fund's portfolio valued at amortized cost with market values. If a deviation of 1/2 of 1% or more were to occur between the net asset value calculated by reference to market values and the Fund's $1.00 per share net asset value, or if there were other deviations which the Trustees believed would result in a material dilution to shareholders or purchasers, the Trustees would promptly consider what action, if any, should be initiated.

Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss the Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, the Fund may redeem shares from his or her account to reimburse the Fund or the Fund's investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen mutual funds.
       Shares of the Fund are sold at the net asset value per share next determined after a shareholder's investment has been converted to Federal funds. Investments by Federal funds wire will be effective upon receipt. Qualified institutions may telephone orders for the purchase of Fund shares. Shares purchased by institutions via telephone will receive the dividend declared on that day if the telephone order is placed by 12 noon (Eastern time), and federal funds are received the same day by 4:00 p.m. (Eastern time). Institutions should telephone the Fund at the phone number on the front page of this Prospectus for additional information on same day purchases by telephone. Investment checks received at State Street will be invested on the date of receipt. Shareholders will begin earning dividends the following business day.
       The Fund cannot accept investments specifying a certain price or date and reserves the right to reject any specific purchase order, including orders in connection with exchanges from the other Evergreen mutual funds. Although not currently anticipated, the Fund reserves the right to suspend the offer of shares for a period of time.

General. In addition to the discount or commission paid to dealers, EFD will from time to time pay to dealers additional cash or other incentives that are conditioned upon the sale of a specified minimum dollar amount of shares of a Fund and/or other Evergreen Mutual Funds. Such incentives will take the form of payment for attendance at seminars, lunches, dinners, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a dealer and their immediate family members to urban or resort locations within or outside the United States. Such a dealer may elect to receive cash incentives of equivalent amount in lieu of such payments. EFD may also limit the availability of such incentives to certain specified dealers. EFD from time to time sponsors promotions involving First Union Brokerage Services, Inc. ("FUBS"), an affiliate of each Fund's investment adviser, and select broker-dealers, pursuant to which incentives are paid, including gift certificates and payments in amounts up to 1% of the dollar amount of shares of a Fund sold. Awards may also be made based on the opening of a minimum number of accounts. Such promotions are not being made available to all dealers.
HOW TO REDEEM SHARES
       You may "redeem", i.e., sell your shares in the Fund to the Fund on any day the Exchange is open, either directly or through your financial intermediary. The price you will receive is the net asset value next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, the Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to ten days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or cancelled.

Redeeming Shares Through Your Financial Intermediary. The Fund must receive instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m.
                                       12

Redeeming Shares Directly by Mail or Telephone. Send a signed letter of instruction or stock power form to State Street Bank and Trust Company ("State Street") which is the registrar, transfer agent and dividend-disbursing agent for the Fund. Stock power forms are available from your financial intermediary, State Street, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $10,000 or where the redemption proceeds are to be mailed to an address other than that shown in the account registration. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street.
       Shareholders may withdraw amounts of $1,000 or more from their accounts by calling the telephone number on the front page of this Prospectus between the hours of 8:00 a.m. to 5:30 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or State Street's offices are closed). The Exchange is closed on New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with the Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. Shareholders who are unable to reach the Fund or State Street by telephone should follow the procedures outlined above for redemption by mail.
       The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must indicate this on the Share Purchase Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in the Fund at a designated commercial bank. State Street currently deducts a $5.00 wire charge from all redemption proceeds wired. This charge is subject to change without notice. Redemption proceeds will be wired on the same day if the request is made prior to 12 noon (Eastern time). Such shares, however, will not earn dividends for that day. Redemption requests received after 12 noon will earn dividends for that day, and the proceeds will be wired on the following business day. A shareholder who decides later to use this service, or to change instructions already given, should fill out a Shareholder Services Form and send it to State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827, with such shareholder's signature guaranteed by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street. Shareholders should allow approximately ten days for such form to be processed. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring some form of personal identification prior to acting upon instructions and tape recording of telephone instructions. If the Fund fails to follow such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. The Fund will not be liable for following telephone instructions reasonably believed to be genuine. The Fund reserves the right to refuse a telephone redemption if it is believed advisable to do so. Financial intermediaries may charge a fee for handling telephonic requests. Procedures for redeeming Fund shares by telephone may be modified or terminated without notice at any time.

Redemptions by Check. Upon request, the Fund will provide holders of Class A shares, without charge, with checks drawn on the Fund that will clear through State Street. Shareholders will be subject to State Street's rules and regulations governing such checking accounts. Checks will be sent usually within ten business days following the date the account is established. Checks may be made payable to the order of any payee in an amount of $250 or more. The payee of the check may cash or deposit it like a check drawn on a bank. (Investors should be aware that, as in the case with regular bank checks, certain banks may not provide cash at the time of deposit, but will wait until they have received payment from State Street.) When such a check is presented to State Street for payment, State Street, as the shareholder's agent, causes the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. Checks will be returned by State Street if there are insufficient or uncollectable shares to meet the withdrawal amount. The check writing procedure for withdrawal enables shareholders to continue earning income on the shares to be redeemed up to but not including the date the redemption check is presented to State Street for payment.
       Shareholders wishing to use this method of redemption, should fill out the appropriate part of the Share Purchase Application (including the Signature
Card) and mail the completed form to State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827. Shareholders requesting this service after an
                                       13
account has been opened must contact State Street since additional documentation will be required. Currently, there is no charge either for checks or for the clearance of any checks. This service may be terminated or altered at any time.

General. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by Federal securities law. The Fund reserves the right to close an account that through redemption has remained below $1,000 for thirty days. Shareholders will receive sixty days' written notice to increase the account value before the account is closed. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 of 1% of the Fund's total net assets during any ninety day period for any one shareholder. See the Statement of Additional Information for further details.
EXCHANGE PRIVILEGE
How To Exchange Shares. You may exchange some or all of your shares for shares of the same Class of the other Evergreen mutual funds through your financial intermediary, or by telephone or mail as described below. An exchange which represents an initial investment in another Evergreen mutual fund must amount to at least $1,000. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. Exchanges are subject to minimum investment and suitability requirements.
       Each of the Evergreen mutual funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange is treated for Federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be materially modified or discontinued at any time by the Fund upon sixty days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.
Exchanges Through Your Financial Intermediary. The Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service.

Exchanges by Telephone and Mail. You may exchange shares by telephone by calling the telephone number on the front page of this Prospectus. Exchange requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach State Street by telephone. If you wish to use the telephone exchange service you should indicate this on the Share Purchase Application. As noted above, the Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by the Fund or State Street if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares", however, no signature guarantee is required.
SHAREHOLDER SERVICES
       The Fund offers the following shareholder services. For more information about these services or your account, contact EFD or the toll-free number on the front page of this Prospectus. Some services are described in more detail in the Share Purchase Application.

Systematic Investment Plan. You may make monthly or quarterly investments into an existing account automatically in amounts of not less than $25 per month or $75 per quarter. Each Fund reserves the right to close an account that through liquidation or termination of the systematic investment plan has not reached a minimum balance of $1,000 ($250 for retirement accounts) within 24 months of the initial investment.

Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $25,000 per investment. Telephone investment requests received by 3:00 p.m. (Eastern time) will be credited to a shareholder's account two business days after the request is received.
                                       14

Systematic Cash Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Fund's Systematic Cash Withdrawal Plan by filling out the appropriate part of the Share Purchase Application. Under this plan, you may receive (or designate a third party to receive) a monthly or quarterly check in a stated amount of not less than $75. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically.

Investments Through Employee Benefit and Savings Plans. Certain qualified and non-qualified benefit and savings plans may make shares of the Fund and the other Evergreen mutual funds available to their participants. The Fund's investment adviser may provide compensation to organizations providing administrative and recordkeeping services to plans which make shares of the Evergreen mutual funds available to their participants.

Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund at the net asset value per share at the close of business on the last business day of each month, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested. If you elect to receive dividends and distributions in cash and the U.S. Postal Service cannot deliver the checks, or if the checks remain uncashed for six months, the checks will be reinvested into your account at the then current net asset value.

Tax Sheltered Retirement Plans. You may open a pension and profit sharing account in any Evergreen mutual fund (except those funds having an objective of providing tax free income), including: (i) Individual Retirement Accounts ("IRAs") and Rollover IRAs; (ii) Simplified Employee Pension (SEP) for sole proprietors, partnerships and corporations; and (iii) Profit-Sharing and Money Purchase Pension Plans for corporations and their employees.
EFFECT OF BANKING LAWS
       The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Fund. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. Evergreen Asset, since it is a subsidiary of FUNB, and CMG are subject to and in compliance with the aforementioned laws and regulations.
       Changes to applicable laws and regulations or future judicial or administrative decisions could result in CMG being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Fund by its customers. If CMG was prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.
                               OTHER INFORMATION
DIVIDENDS, DISTRIBUTIONS AND TAXES
       The Fund declares substantially all of its net income as dividends on each business day. Such dividends are paid monthly. Net income, for dividend purposes, includes accrued interest and any market discount or premium that day, less the estimated expenses of the Fund. Gains or losses realized upon the sale of portfolio securities are not included in net income, but are reflected in the net asset value of the Fund's shares. Distributions of any net realized capital gains will be made annually or more frequently as required by the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The amount of dividends may fluctuate from day to day, and the dividend may be omitted on a day where Fund expenses exceed net investment income. Dividends and
                                       15
distributions generally are taxable in the year in which they are paid, except any dividends paid in January that were declared in the previous calendar quarter may be treated as paid in the immediately preceding December.
       Such dividends will be automatically reinvested in full and fractional shares of the Fund on the last business day of each month. However, shareholders who so inform the transfer agent in writing may have their dividends paid out in cash monthly. Shareholders who invest by check will be credited with a dividend on the business day following initial investment. Shareholders will receive dividends on investments made by Federal funds bank wire the same day the wire is received provided that wire purchases are received by State Street by 12 noon (Eastern time). Shares purchased by qualified institutions via telephone as described in "How to Purchase Shares" will receive the dividend declared on that day if the telephone order is placed by 12 noon (Eastern time), and Federal funds are received by 4:00 p.m. (Eastern time). All other wire purchases received after 12 noon (Eastern time) will earn dividends beginning the following business day. Dividends accruing on the day of redemption will be paid to redeeming shareholders except for redemptions by check and where proceeds are wired the same day. (See "How to Redeem Shares".)
       The Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Code. While so qualified, it is expected that the Fund will not be required to pay any Federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements. The excise tax generally does not apply to the tax exempt income of a regulated investment company that pays exempt interest dividends.
       The Fund will designate and pay exempt-interest dividends derived from interest earned on qualifying tax exempt obligations. Such exempt-interest dividends may be excluded by shareholders of the Fund from their gross income for Federal income tax purposes, however, (1) all or a portion of such exempt-interest dividends may be a specific preference item for purposes of the Federal individual and corporate alternative minimum taxes to the extent that they are derived from certain types of private activity bonds issued after August 7, 1986, and (2) all exempt-interest dividends will be a component of "adjusted current earnings" for purposes of the Federal corporate alternative minimum tax. Dividends paid from taxable income, if any, and distributions of any net realized short-term capital gains (whether from tax exempt or taxable obligations) are taxable as ordinary income, even though received in additional Fund shares. Market discount recognized on taxable and tax-free bonds is taxable as ordinary income, not as excludable income.
       Following the end of each calendar year, every shareholder of the Fund will be sent applicable tax information and information regarding the dividends and capital gain distributions made during the calendar year. Under current law, the highest Federal income tax rate applicable to net long-term capital gains realized by individuals is 28%. The rate applicable to corporations is 35%. Since the Fund's gross income is ordinarily expected to be interest income, it is not expected that the 70% dividends-received deduction for corporations will be applicable. Specific questions should be addressed to the investor's own tax adviser.
       The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions, if any, and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, you must certify on the Share Purchase Application, or on a separate form supplied by State Street, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding. GENERAL INFORMATION
Portfolio Transactions. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.

Organization. The Fund is a separate investment series of Evergreen Tax-Free Trust (formerly known as FFB Funds Trust), a Massachusetts business trust organized in 1985. The Fund does not intend to hold annual shareholder meetings; shareholder meetings will be held only when required by applicable law. Shareholders have available certain procedures for the removal of Trustees.
       A shareholder in each Class of the Fund will be entitled to his or her share of all dividends and distributions from the Fund's assets, based upon the relative value of such shares to those of other Classes of the Fund, and,
                                       16
upon redeeming shares, will receive the then current net value of the Class of shares of the Fund represented by the redeemed shares less any applicable contingent deferred sales charge. The Trust is empowered to establish, without shareholder approval, additional series, which may have different investment objectives, and additional Classes of shares for any existing or future series. If an additional series were established in the Fund, each share of the series or Class would normally be entitled to one vote for all purposes. Generally, shares of each series and Class would vote together as a single Class on matters, such as the election of Trustees, that affect each series and Class in substantially the same manner. Class A, and Class Y shares have identical voting, dividend, liquidation and other rights, except that each Class bears, to the extent applicable, its own distribution and transfer agency expenses as well as any other expenses applicable only to a specific Class. Each Class of shares votes separately with respect to Rule 12b-1 distribution plans and other matters for which separate Class voting is appropriate under applicable law. Shares are entitled to dividends as determined by the Trustees and, in liquidation of the Fund, are entitled to receive the net assets of the Fund.

Custodian, Registrar, Transfer Agent And Dividend-Disbursing Agent. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as the Fund's custodian, registrar, transfer agent and dividend-disbursing agent for a fee based upon the number of shareholder accounts maintained for the Fund.

Principal Underwriter. EFD, an affiliate of Furman Selz LLC., located 230 Park Avenue, New York, New York 10169, is the principal underwriter of the Fund. Furman Selz Incorporated also acts as sub-administrator to the Fund.

Other Classes of Shares. The Fund offers two classes of shares, Class A and Class Y. Class Y shares are not offered by this Prospectus and are only available to (i) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset, (ii) certain institutional investors and
(iii) investment advisory clients of CMG, Evergreen Asset or their affiliates. The dividends payable with respect to Class A shares will be less than those payable with respect to Class Y shares due to the distribution and distribution and shareholder servicing related expenses borne by Class A shares and the fact that such expenses are not borne by Class Y shares.

Performance Information. From time to time, the Fund may quote its yield in advertisements or in reports to shareholders. Yield information may be useful in reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, since net investment income of the Fund changes in response to fluctuations in interest rates and Fund expenses, any given yield quotation should not be considered representative of the Fund's yields for any future period. The method of calculating the Fund's yield is set forth in the Statement of Additional Information. Before investing in the Fund, the investor may want to determine which investment -- tax-free or taxable -- will result in a higher after-tax return. To do this, the yield on the tax-free investment should be divided by the decimal determined by subtracting from 1 the highest Federal tax rate to which the investor currently is subject. For example, if the tax-free yield is 6% and the investor's maximum tax bracket is 36%, the computation is: 6% Tax-Free Yield /(1 - .36 Tax Rate) = 6/.64 = 9.38% Taxable Yield. In this example, the investor's after-tax return will be higher from the 6% tax-free investment if available taxable yields are below 9.38%. Conversely, the taxable investment will provide a higher return when taxable yields exceed 9.38%. This is only an example and is not necessarily reflective of the Fund's yield. The tax equivalent yield will be lower for investors in the lower income brackets.
       Comparative performance information may also be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., IBC/Donoghue's Money Fund Report, Bank Rate Monitor and other industry publications.
       In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen mutual funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. The materials may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided free of charge to Evergreen Mutual fund shareholders.
                                       17

Liability Under Massachusetts Law. Under Massachusetts law, trustees and shareholders of a business trust may, in certain circumstances, be held personally liable for its obligations. The Declaration of Trust under which the Fund operates provide that no trustee or shareholder will be personally liable for the obligations of the Trust and that every written contract made by the Trust contain a provision to that effect. If any trustee or shareholder were required to pay any liability of the Trust, that person would be entitled to reimbursement from the general assets of the Trust.

Additional Information. This Prospectus and the Statement of Additional Information, which have been incorporated by reference herein, do not contain all the information set forth in the Registration Statement filed by the Trust with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933, as amended. Copies of the Registration Statements may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.
                                       18

  INVESTMENT ADVISER
  Capital Management Group of First Union National Bank of North Carolina, 201 South College Street, Charlotte, North Carolina 28288
  CUSTODIAN & TRANSFER AGENT
  State Street Bank and Trust Company, Box 9021, Boston, Massachusetts
  02205-9827
  LEGAL COUNSEL
  Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C.
  20036
  INDEPENDENT AUDITORS
  KPMG Peat Marwick, LLP One Mellon Bank Center Pittsburgh, Pennsylvania 15219 DISTRIBUTOR
  Evergreen Funds Distributor, Inc., 230 Park Avenue, New York, New York 10169
                                                                    537627 1/96

********************************************************************************
********************************************************************************

  PROSPECTUS                                                 January 22, 1996
  EVERGREEN(SM) PENNSYLVANIA TAX-FREE                  (Evergreen Tree Logo)
  MONEY MARKET FUND
  CLASS Y SHARES
           The Evergreen Pennsylvania Tax-Free Money Market Fund (the "Fund") is designed to provide investors with current income, stability of principal and liquidity. This Prospectus provides information regarding the Class Y shares offered by the Fund. The Fund is a series of open-end, diversified, management investment company. This Prospectus sets forth concise information about the Fund that a prospective investor should know before investing. The address of the Fund is 2500 Westchester Avenue, Purchase, New York 10577.
           A "Statement of Additional Information" for the Fund dated January 22, 1996 has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Fund at (800) 235-0064. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this Prospectus carefully.
  THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY, AND INVOLVE INVESTMENT RISKS.
  AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                   KEEP THIS PROSPECTUS FOR FUTURE REFERENCE
  EVERGREEN(SM) is a Service Mark of Evergreen Asset Management Corp. Copyright 1995, Evergreen Asset Management Corp.

                               TABLE OF CONTENTS

OVERVIEW OF THE FUND                                        2
EXPENSE INFORMATION                                         3
FINANCIAL HIGHLIGHTS                                        4
DESCRIPTION OF THE FUND
         Investment Objectives and Policies                 5
INVESTMENT PRACTICES AND RESTRICTIONS                       9
MANAGEMENT OF THE FUND
         Investment Adviser                                10
PURCHASE AND REDEMPTION OF SHARES
         How to Buy Shares                                 10
         How to Redeem Shares                              12
         Exchange Privilege                                13
         Shareholder Services                              14
         Effect of Banking Laws                            14
OTHER INFORMATION
         Dividends, Distributions and Taxes                15
         General Information                               16

                              OVERVIEW OF THE FUND
       The following summary is qualified in its entirety by the more detailed information contained elsewhere in this Prospectus. See "Description of the Fund" and "Management of the Fund".
       The Capital Management Group of First Union National Bank of North Carolina ("FUNB") ("CMG") serves as investment adviser to Evergreen Pennsylvania Tax-Free Money Market Fund. FUNB is a subsidiary of First Union Corporation, the sixth largest bank holding company in the United States.
       EVERGREEN PENNSYLVANIA TAX-FREE MONEY MARKET FUND invests in high quality Pennsylvania securities that are exempt from Federal and Pennsylvania personal income taxes in the opinion of bond counsel to the issuer with remaining maturities of thirteen months or less.
       The Fund seeks to maintain a stable net asset value of $1.00 per share although no assurances can be given that such a stable net asset value will be maintained.
    THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVE OF THE FUND WILL BE
                                   ACHIEVED.
                                       2

                              EXPENSE INFORMATION
       The table set forth below summarizes the shareholder transaction costs associated with an investment in the Class Y Shares of the Fund. For further information see "Purchase and Redemption of Shares".

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases                    None
Sales Charge on Dividend Reinvestments                       None
Contingent Deferred Sales Charge                             None
Redemption Fee                                               None
Exchange Fee (only applies after 4 exchanges per
year)                                                      $ 5.00

       The following table shows for the Fund the estimated annual operating expenses (as a percentage of average net assets) attributable to Class Y Shares, together with examples of the cumulative effect of such expenses on a hypothetical $1,000 investment for the periods specified assuming (i) a 5% annual return and (ii) redemption at the end of each period.
EVERGREEN PENNSYLVANIA TAX-FREE MONEY MARKET FUND

                                          ANNUAL OPERATING                                             EXAMPLE
                                              EXPENSES                                                 Class Y
Management Fees                                  .40%
                                                             After 1 Year                               $   9
12b-1 Fees                                         --        After 3 Years
                                                             After 3 Years                              $  30
Other Expenses                                   .53%
                                                             After 5 Years                              $  51
                                                             After 10 Years                             $ 114
Total                                            .93%

       The estimated operating expenses and examples do not reflect fee waivers and expense reimbursements for the most recent fiscal period. Actual expenses net of fee waivers and expense reimbursements for the fiscal year ended February 28, 1995 for Class Y Shares were .21%.
       From time to time the Fund's investment adviser may at its discretion waive its fee or reimburse the Fund for certain of its expenses in order to reduce the Fund's expense ratio. The investment adviser may cease these voluntary waivers or reimbursements at any time.
       The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in Class Y Shares of the Funds will bear directly or indirectly. The amounts set forth under "Other Expenses" as well as the amounts set forth in the examples are estimated amounts based on historical experience for the most recent fiscal period. Such expenses have been restated to reflect current fee arrangements. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. ACTUAL EXPENSES AND ANNUAL RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. For a more complete description of the various costs and expenses borne by the Funds see "Management of the Funds."
                                       3

                              FINANCIAL HIGHLIGHTS
       The information on the following pages present financial highlights for a share outstanding throughout each period indicated. The information in the tables for each of the years in the two-year period ended February 28, 1995 have been audited by KPMG Peat Marwick LLP, the Fund's current independent auditors. The information in the tables for February 28, 1993 and prior periods have been audited by Price Waterhouse LLP, the Fund's prior independent auditors. A report of KPMG Peat Marwick LLP or Price Waterhouse LLP, as the case may be, on the audited information with respect to the Fund is incorporated by reference in the Fund's Statement of Additional Information. The following information should be read in conjunction with the financial statements and related notes which are incorporated by reference in the Fund's Statement of Additional Information.
       Further information about the Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge. EVERGREEN PENNSYLVANIA TAX-FREE MONEY MARKET FUND

                                                 CLASS A
                                                 SHARES
                                               AUGUST 22,*                               CLASS Y SHARES
                                                 THROUGH        SIX MONTHS                                        AUGUST 15, 1991*
                                               AUGUST 31,          ENDED                                              THROUGH
                                                  1995        AUGUST 31, 1995       YEAR ENDED FEBRUARY 28,         FEBRUARY 29,
                                               (UNAUDITED)      (UNAUDITED)       1995       1994       1993            1992
PER SHARE DATA:
Net asset value, beginning of period........       $1.00            $1.00          $1.00      $1.00      $1.00           $1.00
Income from investment operations:
Net investment income.......................         .02              .02            .03        .02        .03             .02
Less distributions to shareholders from
  investment income.........................        (.02)            (.02)          (.03)      (.02)      (.03)           (.02)
Net asset value, end of period..............       $1.00            $1.00          $1.00      $1.00      $1.00           $1.00
TOTAL RETURN+...............................        1.9%             1.9%           2.8%       2.1%       2.7%            4.0%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)...        $120          $99,513        $43,383    $14,383    $15,999         $20,699
Ratios to average net assets:
  Expenses **...............................        .21%++           .21%++         .33%       .47%       .35%            .19%++
  Net investment income **..................       3.66%++          3.09%          2.10%      2.62%      3.90%++         3.66%++

*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                       CLASS A
                                                       SHARES                             CLASS Y SHARES
                                                     SIX MONTHS     SIX MONTHS
                                                        ENDED          ENDED                                  AUGUST 15, 1991*
                                                     AUGUST 31,     AUGUST 31,           YEAR ENDED               THROUGH
                                                        1995           1995             FEBRUARY 28,            FEBRUARY 29,
                                                     (UNAUDITED)    (UNAUDITED)    1995     1994     1993           1992
Expenses..........................................       .79%           .79%       1.05%    1.26%    1.07%           .77%
Net investment income.............................      3.08%          3.08%       2.37%    1.31%    1.90%          3.32%

                            DESCRIPTION OF THE FUND
INVESTMENT OBJECTIVE AND POLICIES
       The investment objective of the Fund is to seek to provide investors with as high a level of current income as is consistent with preservation of capital and liquidity. There is no assurance that this objective will be achieved. To obtain its objective the Fund invests at least 80% of its net assets in municipal obligations issued by the Commonwealth of Pennsylvania or its counties, municipalities, authorities or other political subdivisions, and municipal obligations issued by territories or possessions of the United States, such as Puerto Rico (collectively, "Municipal Obligations"), the interest on which, in the opinion of bond counsel, is exempt from Federal and Pennsylvania personal income taxes. The Fund limits its investments to Municipal Obligations with remaining maturities of thirteen months or less and will maintain a dollar-weighted average portfolio maturity of 90 days or less.
       Normally, the Fund will seek to invest substantially all of its assets in short-term Municipal Obligations. However, under certain unusual circumstances, such as a temporary decline in the issuance of Pennsylvania obligations, the Fund may invest up to 20% of its assets in the following: short-term municipal securities issued outside of Pennsylvania (the income from which may be subject to Pennsylvania income taxes) or certain taxable fixed income securities (the income from which may be subject to Federal and Pennsylvania personal income taxes). In most instances, however, the Fund will seek to avoid such holdings in an effort to provide income that is fully exempt from Federal and Pennsylvania personal income taxes.
       The Fund may also invest in Municipal Obligations issued to finance private activities, whose interest is a preference item for purposes of the Federal alternative minimum tax. Such "private activity bonds" might include industrial development bonds and securities issued to finance projects such as solid waste disposal facilities, student loans or water and sewage projects. The Fund currently intends to treat "private activity bonds" as not federally tax exempt and, accordingly, to limit investments in "private activity bonds" to no more than 20% of assets. See "Other Information -- Dividends, Distributions and Taxes".
       The Fund will not invest in options, financial futures transactions or other similar "derivative" instruments except as otherwise provided herein.
       Shares of the Fund are not insured or guaranteed by the United States government. The Fund will only purchase securities: (i) rated within the two highest rating categories by Moody's Investors Service Inc., ("Moody's") and Standard & Poors Ratings Group ("S & P") or in a comparable rating category by any two of the nationally recognized statistical rating organizations that have rated the securities; (ii) rated in a comparable rating category by only one such organization that has rated the securities, or (iii) which, if unrated, are deemed to be of equivalent quality as determined by the investment adviser pursuant to guidelines established by the Board of Trustees. The types of Municipal Obligations in which the Fund may invest include the following:
Municipal Bonds. Municipal bonds generally have a maturity at the time of issuance of more than one year. Municipal bonds may be issued to raise money for various public purposes -- such as constructing public facilities and resource recovery projects and making loans to public institutions. There are generally two types of municipal bonds: general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Revenue bonds are backed by the revenues of a project or facility -- tolls from a toll bridge, for example. Industrial development revenue bonds (which are private activity bonds) are a specific type of revenue bond backed by the credit and security of a private user, and therefore investments in these bonds have more potential risk. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. Municipal bonds generally have a maturity at the time of issuance of more than one year.
Municipal Notes. Municipal notes are generally sold as interim financing in anticipation of the collection of taxes, a bond sale or receipt of other revenue. Municipal notes generally have maturities at the time of issuance of one year or less. Investments in municipal notes are limited to notes which are rated at the date of purchase: (i)"MIG 1" or "MIG 2" by Moody's and in a comparable rating category by at least one other nationally recognized statistical rating organization that has rated the notes, or (ii) in a comparable rating category by only one such organization, including Moody's, if it is the only organization that has rated the notes, or (iii) if not rated, are, in the opinion of the
                                       5
investment adviser, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.
       Notes rated "MIG 1" are judged to be of the "best quality" and carry the smallest amount of investment risk. Notes rated "MIG 2" are judged to be of "high quality", with margins of protection ample although not as large as in the preceding group.
Municipal Commercial Paper. Municipal commercial paper is a debt obligation with a stated maturity of one year or less which is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. Investments in municipal commercial paper are limited to commercial paper which is rated at the date of purchase: (i) "P-1" or "P-2" by Moody's and "A-1", "A-1 +" or "A-2" by S&P or (ii) in a comparable rating category by any two of the nationally recognized statistical ratings organizations that have rated commercial paper or (iii) in a comparable rating category by only one such organization if it is the only organization that has rated the commercial paper or (iv) if not rated, is, in the opinion of the investment adviser, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.
       Issuers of municipal (and taxable) commercial paper rated "P-1" have a "superior capacity for repayment of short-term promissory obligations". The "A-1" rating for commercial paper under the S&P classification indicates that the "degree of safety regarding timely payment is either overwhelming or very strong". Commercial paper with "overwhelming safety characteristics" will be rated "A1+". Commercial paper receiving a "P-2" rating has a strong capacity for repayment of short-term promissory obligations. Commercial paper rated "A-2" has the capacity for timely payment although the relative degree of safety is not as overwhelming as for issues designated "A-1". See the Statement of Additional Information, for a more complete description of securities ratings.
When-Issued Securities. The Fund may purchase Municipal Obligations on a when-issued basis, in which case delivery and payment normally take place 15 to 45 days after the date of the commitment to purchase. The Fund will only make commitments to purchase Municipal Obligations on a when-issued basis with the intention of actually acquiring the securities but may sell them before the settlement date if it is deemed advisable. Any gains realized in such sales would produce taxable income. The when-issued securities are subject to market fluctuation and no interest accrues to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. For purposes of determining the Fund's weighted average maturity, the maturity of a when-issued security is calculated from its commitment date. Purchasing Municipal Obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself in which case there could be an unrealized loss at the time of delivery.
       The Fund will establish a segregated account with its custodian in which it will maintain cash, United States government securities, or other liquid, high quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.
Securities With Put or Demand Rights. The Fund has the ability to enter into put transactions, sometimes referred to as stand-by commitments, with respect to Municipal Obligations held in its portfolio or to purchase securities which carry a demand feature or put option which permit the Fund, as holder, to tender them back to the issuer or a third party prior to maturity and receive payment within seven days. Segregated accounts will be maintained by the Fund for all such transactions.
       The amount payable to the Fund by the seller upon its exercise of a put will normally be (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during the period the securities were owned by the Fund. Absent unusual circumstances, the Fund values the underlying securities at their amortized cost. Accordingly, the amount payable by a broker dealer or bank during the time a put is exercisable will be substantially the same as the value of the underlying securities.
       The Fund's right to exercise a put is unconditional and unqualified. A put is not transferable by the Fund, although the Fund may sell the underlying securities to a third party at any time. The Fund expects that puts will generally be available without any additional direct or indirect cost. However, if necessary and advisable, the Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities which are
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
acquired subject to such a put (thus reducing the yield to maturity otherwise available to the same securities). Thus, the aggregate price paid for securities with put rights may be higher than the price that would otherwise be paid.
       The Fund may enter into put transactions only with broker dealers (in accordance with the rules of the Securities and Exchange Commission) and banks which, in the opinion of the investment adviser, present minimal credit risks. The investment adviser will monitor periodically the creditworthiness of issuers of such obligations held by the Fund. The Fund's ability to exercise a put will depend on the ability of the broker-dealer or bank to pay for the underlying securities at the time the put is exercised. In the event that a broker-dealer or bank should default on its obligation to purchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. The Fund intends to enter into put transactions solely to maintain portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.
       For a detailed description of put transactions, see "Investment Policies -- Securities with Put Rights" in the Statement of Additional Information.
Taxable Securities. Under normal market conditions, the Fund may at times elect to invest temporarily up to 20% of the current value of its net assets in taxable securities of the type described below pending the investment in Municipal Obligations of proceeds of sales of Fund shares or proceeds from the sale of portfolio securities or in anticipation of redemptions. However, at all times under normal market conditions the percentage of the Fund's income and corresponding distributions which is tax-exempt will be very close to 100%. In addition, for temporary defensive purposes, the Fund may invest up to 100% of its total assets in such taxable securities when, in the opinion of the investment adviser, it is advisable to do so because of market conditions. The types of taxable securities in which the Fund may invest are limited to the following money market instruments which have remaining maturities not exceeding thirteen months; (i) obligations of the United States government, its agencies or instrumentalities; (ii) negotiable certificates of deposit and bankers' acceptances of United States banks which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation; (iii) domestic and foreign U.S. dollar-denominated commercial paper rated "P-1" by Moody's or "A-1" or "A-1+" by S&P; and (iv) repurchase agreements with respect to any of the foregoing portfolio securities. The Fund also has the right to hold up to 100% of its total assets in cash as the investment adviser deems necessary for temporary defensive purposes.
       Investments of the Fund in U.S. dollar-denominated foreign commercial paper may involve certain risks not applicable to investment by the Fund in the obligations of domestic issuers. These risks may include risks of foreign political or economic instability, difficulties in enforcing a judgment against a foreign issuer should it default, the imposition or tightening of exchange controls and changes in foreign governmental attitudes toward private investment, including the possibility of increased taxation, nationalization or expropriation of Fund assets. Foreign issuers of securities may also be subject to different accounting and disclosure systems, which may affect the type and quality of information available about an issuer. The rating services used by the Fund take these factors into consideration when assigning a rating to a particular security, and therefore the additional risk to the Fund of investing in foreign securities with the same ratings as a domestic security is not expected to be significant.
       The Fund will not invest in any obligations of or loan any of its portfolio securities to the FUNB or its affiliates as defined in the Investment Company Act of 1940, as amended (the "1940 Act") or any affiliates of the Fund. Subject to the limitations described, the Fund is permitted to invest in obligations of correspondent banks of FUNB (banks with which the FUNB maintains a special bank servicing relationship) which are not affiliates of the Evergreen Tax-Free Trust, its investment adviser or its distributor, but the Fund will not give preference in its investment selections to those obligations.
       After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the investment adviser will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations of their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this Prospectus and in the Statement of Additional Information.
       Opinions relating to the validity of Municipal Obligations and to the exclusion of interest thereon from Federal and Pennsylvania personal income taxes are rendered by bond counsel to the respective issuers at the
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
time of issuance. Neither the Fund, the Evergreen Tax-Free Trust nor the investment adviser will review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.
Municipal Lease Obligations. Municipal lease obligations are financing arrangements secured by leases of property to a municipality. These obligations are considered to be illiquid securities and typically are not fully backed by the municipality's credit. Interest from a municipal lease obligation may become taxable if the lease is assigned. If the governmental user does not appropriate sufficient funds for the following year's lease payments, the lease will terminate, with the possibility of default on the lease obligations and significant loss to the Fund. The Fund will not purchase any municipal lease obligation that is not covered by a legal opinion (typically from the issuer's counsel) to the effect that, as of the effective date of such lease, the lease is the valid and binding obligation of the governmental issuer. For a more detailed description of Municipal Leases, see "Investment Policies -- Municipal Leases" in the Statement of Additional Information.
Resource Recovery Bonds. Resource recovery bonds may be general obligations of the issuing municipality or supported by corporate or bank guarantees. The viability of the resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of resource recovery bonds.
Variable and Floating Rate Obligations. Certain of the Municipal Obligations which the Fund may purchase have a floating or variable rate of interest. Such obligations bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. Certain of such obligations may carry a demand feature or put option which would permit the Fund, as holder, to tender them back to the issuer or a third party prior to maturity ("demand instruments"). The Fund may invest in floating and variable rate Municipal Obligations even if they carry stated maturities in excess of one year. Obligations with a demand feature generally receive two ratings, one representing an evaluation of the degree of risk associated with scheduled interest and principal payments and the other representing an evaluation of the degree of risk associated with the demand feature. The two highest ratings assigned to the demand feature by Moody's are "VMIG 1" and "VMIG 2" which have generally the same characteristics as Moody's "MIG 1" and "MIG 2" ratings. Investments in variable and floating rate obligations are limited to those that are rated "VMIG" 1 by Moody's or, if not rated, are, in the opinion of the investment adviser, of comparable investment quality. The investment adviser will monitor on an ongoing basis the earning power, cash flow and other liquidity ratios of the issuers of such obligations and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. The Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due which may adversely affect the ability of the issuer of the instrument to make payment when due.
       The Fund does not intend to concentrate its investments in any one industry. Thus, from time to time, the Fund may invest 25% or more of its assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such Obligation would also affect the other Obligations; for example, Municipal Obligations, the interest on which is paid from revenues of similar type projects or Municipal Obligations whose issuers are located in the same state.
       Because the taxable money market is a broader and more liquid market with a greater number of investors, issuers and market makers than is the market for short-term tax-exempt municipal obligations, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term tax-exempt municipal obligations may make it difficult in certain circumstances to dispose of large investments advantageously. In general, tax-exempt municipal obligations are also subject to credit risks such as the loss of credit ratings or possible default. In addition, an issuer of tax-exempt municipal obligations may lose its tax-exempt status in the event of a change in the current tax laws. Risk Factors: Investing in Pennsylvania Municipal Obligations. Each investor should consider carefully the special risks inherent in the Fund's investment in Pennsylvania Municipal Obligations. Pennsylvania has been historically identified as a heavy industry state although that reputation has recently changed as the industrial composition of Pennsylvania diversified when the coal, steel, and railroad industries began to decline. This diversification was necessary when the traditionally strong industries in Pennsylvania declined as a long-term shift in jobs, investment and workers away from the northeast part of the nation took place. The major new sources of growth are in the service sector, including trade, medical and health services, education and financial institutions. Pennsylvania is highly urbanized, with approximately 50% of the Commonwealth's population contained in the metropolitan areas which include the cities of Philadelphia and Pittsburgh.
                                       8

       It should be noted that Pennsylvania Municipal Obligations may be adversely affected by local political and economic conditions and developments within Pennsylvania. For example, adverse conditions in a significant industry within Pennsylvania may from time to time have a correspondingly adverse effect on specific issuers within Pennsylvania or on anticipated revenue to the Commonwealth itself; conversely, an improving economic outlook for a significant industry may have a positive effect on such issuers or revenues. An expanded discussion of the risks associated with the purchase of Pennsylvania issues is contained in the Statement of Additional Information.
Investment Company Securities. The Fund may invest in securities issued by other investment companies. Such securities will be acquired by Fund within the limits prescribed by the 1940 Act, which include a prohibition against the Fund investing more than 10% of the value of its total assets in such securities. Investments in securities issued by other investment companies will subject shareholders to the imposition of duplicative fees and expenses.
       The Fund may engage in the following portfolio transactions:
Loans of Portfolio Securities. The Fund may loan its portfolio securities to brokers, dealers, and financial institutions to increase current income. All loans of securities must be continuously secured by collateral consisting of United States government securities, cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned plus the interest payable with respect to the loan.
       As a condition of the loan, the Fund must have the right to call the loan and obtain the return of the securities loaned within five business days. Moreover, the Fund will receive any interest or dividends paid on the loaned securities. The Fund will not lend portfolio securities to FUNB, or to any affiliate of the FUNB or to any other affiliate of the Fund. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.
Repurchase Agreements. Securities held by the Fund may be subject to repurchase agreements. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price. The Fund will enter into repurchase agreements only with dealers, domestic banks or recognized financial institutions which, in the opinion of the investment adviser, present minimal credit risks. The Fund will enter into repurchase agreements only with respect to obligations which could otherwise be purchased by the Fund or any other obligations backed by the full faith and credit of the United States. Where the securities underlying a repurchase agreement are not U.S. government securities, they must be of the highest quality at the time the repurchase agreement is entered into (e.g., a long-term debt security would be required to be rated by S&P as "AAA" or its equivalent). While the maturity of the underlying securities in a repurchase agreement transaction may be more than one year, the term of the repurchase agreement is always less than one year. The maturities of the underlying securities will have to be taken into account in calculating the Fund's dollar weighted average portfolio maturity if the seller of the repurchase agreement fails to perform under such agreement. In the event of default by the seller under the repurchase agreement, the Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral maintained, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of such securities. The Fund will invest no more than 10% of its net assets in repurchase agreements maturing in more than seven days and other illiquid investments.
INVESTMENT PRACTICES AND RESTRICTIONS
       The investment objective of the Fund and its policy of investing at least 80% of its net assets in Municipal Obligations are fundamental policies and except for policies with respect to repurchase agreements and securities with put rights, which are also fundamental policies of the Fund and subject to the investment restrictions set forth below, the Fund's investment policies and the investment adviser's discretion to make use of a particular investment technique or activity are not fundamental and may be changed by the Board of Trustees of the Trust without the approval of shareholders.
       The Fund may not: (1) borrow money or pledge or mortgage its assets, except that the Fund may borrow from banks up to 10% of the current value of its total net assets for temporary purposes only in order to meet redemptions, and those borrowings may be secured by the pledge of not more than 10% of the current value of its total net assets (but investments may not be purchased by the Fund while any such borrowings exist); (2) make loans, except loans of portfolio securities having a value of not more than 10% of the Fund's current assets and except that the Fund may purchase a portion of an issue of publicly distributed bonds, debentures or other obligations, make deposits with banks and enter into repurchase agreements with respect to its portfolio securities;
                                       9
or (3) invest an amount equal to 10% or more of the current value of the Fund's net assets in illiquid securities, including those securities which do not have readily available market quotations and repurchase agreements having maturities of more than seven calendar days. Investments in restricted securities eligible for resale pursuant to Rule 144A of the Securities Act of 1933 which have been determined to be liquid by the Board of Trustees based upon the trading markets for the securities will not be included for purposes of this limitation. However, investing in Rule 144A securities could have the effect of increasing the level of fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. The foregoing investment restrictions and those described in the Statement of Additional Information are fundamental policies which may be changed only when permitted by law and approved by the holders of a majority of the outstanding voting securities of the Fund, as described under "Other Information" in the Statement of Additional Information.
                             MANAGEMENT OF THE FUND
INVESTMENT ADVISER
       The management of the Fund is supervised by the Trustees of Evergreen Tax-Free Trust. The Capital Management Group of First Union National Bank of North Carolina ("CMG") serves as investment adviser to the Fund. First Union National Bank of North Carolina ("FUNB") is a subsidiary of First Union Corporation ("First Union"), the sixth largest bank holding company in the United States. First Union is headquartered in Charlotte, North Carolina, and had $96.7 billion in consolidated assets as of December 31, 1995. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. The Capital Management Group of FUNB manages or otherwise oversees the investment of over $5.3 billion in assets belonging to a wide range of clients, including the fifteen series of Evergreen Investment Trust (formerly known as First Union Funds). First Union Brokerage Services, Inc., a wholly-owned subsidiary of FUNB, is a registered broker-dealer that is principally engaged in providing retail brokerage services consistent with its federal banking authorizations. First Union Capital Markets Corp., a wholly-owned subsidiary of First Union, is a registered broker-dealer principally engaged in providing, consistent with its federal banking authorizations, private placement, securities dealing, and underwriting services. Prior to January 1, 1996, First Fidelity Bank, N.A. ("First Fidelity") served as investment adviser to the Fund. CMG succeeded to the mutual funds advisory business of First Fidelity in connection with the acquisition of First Fidelity Bancorporation by a subsidiary of First Union.
       CMG manages investments and supervises the daily business affairs of the Fund and, as compensation therefor, is entitled to receive an annual fee equal to .40 of 1% of the average daily net assets of the Fund up to $500 million, .36 of 1% of the next $500 million of assets, .32 of 1% of assets in excess of $1 billion but not exceeding $1.5 billion, and .28 of 1% of assets in excess of $1.5 billion. The total annualized operating expenses of the Fund for its most recent fiscal period are set forth in the section entitled "Financial Highlights". Evergreen Asset Management Corp. ("Evergreen Asset"), a subsidiary of FUNB, serves as administrator to the Fund and is entitled to receive a fee based on the average daily net assets of the Fund at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .050% of the first $7 billion; .035% on the next $3 billion; .030% on the next $5 billion; .020% on the next $10 billion; .015% on the next $5 billion; and .010% on assets in excess of $30 billion. Furman Selz Incorporated, an affiliate of Evergreen Funds Distributor, Inc., distributor for the Evergreen group of mutual funds, serves as sub-administrator for the Fund and is entitled to receive a fee from the Fund calculated on the average daily net assets of the Fund at a rate based on the total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset also serve as investment adviser, calculated in accordance with the following schedule: .0100% of the first $7 billion; .0075% on the next $3 billion; .0050% on the next $15 billion; and .0040% on assets in excess of $25 billion. The total assets of the mutual funds administered by Evergreen Asset for which CMG or Evergreen Asset serve as investment adviser were approximately $10.4 billion as of December 31, 1995.
                       PURCHASE AND REDEMPTION OF SHARES
HOW TO BUY SHARES
       Eligible investors may purchase Fund shares at net asset value by mail or wire as described below. The Fund imposes no sales charges on Class Y shares. Class Y shares are the only class of shares offered by this
                                       10

Prospectus and are only available to (i) persons who at or prior to December 30, 1994, owned shares in a mutual fund advised by Evergreen Asset, (ii) certain institutional investors and (iii) investment advisory clients of CMG, Evergreen Asset or their affiliates. The minimum initial investment is $1,000, which may be waived in certain situations. There is no minimum for subsequent investments. Investors may make subsequent investments by establishing a Systematic Investment Plan or a Telephone Investment Plan.
Purchases by Mail or Wire. Each investor must complete the Share Purchase Application and mail it, together with a check made payable to the Fund whose shares are being purchased, to State Street Bank and Trust Company ("State Street") at P.O. Box 9021, Boston, Massachusetts 02205-9827. Checks not drawn on U.S. banks will be subject to foreign collection which will delay an investor's investment date and will be subject to processing fees.
       When making subsequent investments, an investor should either enclose the return remittance portion of the statement, or indicate on the face of the check, the name of the Fund in which an investment is to be made, the exact title of the account, the address, and the Fund account number. Purchase requests should not be sent to a Fund in New York. If they are, the Fund must forward them to State Street, and the request will not be effective until State Street receives them.
       Initial investments may also be made by wire by (i) calling State Street at (800) 423-2615 for an account number and (ii) instructing your bank, which may charge a fee, to wire federal funds to State Street, as follows: State Street Bank and Trust Company, ABA No.0110-0002-8, Attn: Custodian and Shareholder Services. The wire must include references to the Fund in which an investment is being made, account registration, and the account number. A completed Application must also be sent to State Street indicating that the shares have been purchased by wire, giving the date the wire was sent and referencing the account number. Subsequent wire investments may be made by existing shareholders by following the instructions outlined above. It is not necessary, however, for existing shareholders to call for another account number.
How the Fund Values Its Shares. The net asset value of the Fund's shares for purposes of both purchases and redemptions is determined twice daily, at 12 noon (Eastern time) and promptly after the regular close of the New York Stock Exchange (currently 4:00 p.m. Eastern time) each business day (i.e., any weekday exclusive of days on which the New York Stock Exchange (the "Exchange") or State Street is closed). The Exchange is closed on New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is calculated by taking the sum of the values of a Fund's investments and any cash and other assets, subtracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to the Fund's Investment adviser, are accrued daily. The securities in the Fund's portfolio are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, a constant straight-line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security. The market value of the obligations in the Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. As a result, the market value of the obligations in the Fund's portfolio may vary from the value determined using the amortized cost method. Securities which are not rated are normally valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Other assets and securities for which no quotations are readily available are valued at the fair value as determined in good faith by the Trustees.
       The Fund attempts to maintain its net asset value at $1.00 per share. Under most conditions, management believes this will be possible, although there can be no assurance that this will be achieved. Calculations are periodically made to compare the value of a Fund's portfolio valued at amortized cost with market values. If a deviation of 1/2 of 1% or more were to occur between the net asset value calculated by reference to market values and a Fund's $1.00 per share net asset value, or if there were other deviations which the Trustees believed would result in a material dilution to shareholders or purchasers, the Trustees would promptly consider what action, if any, should be initiated. Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss the Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, the Fund may redeem shares from his or her account to reimburse the Fund or the Fund's investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen mutual funds.
       Shares of the Fund are sold at the net asset value per share next determined after a shareholder's investment has been converted to federal funds. Investments by federal funds wire will be effective upon receipt.
                                       11

Qualified institutions may telephone orders for the purchase of Fund shares. Shares purchased by institutions via telephone will receive the dividend declared on that day if the telephone order is placed by 12 noon (Eastern time), and federal funds are received the same day by 4:00 p.m. (Eastern time). Institutions should telephone the Fund at the number on the front page of this Prospectus for additional information on same day purchases by telephone. Investment checks received at State Street will be invested on the date of receipt. Shareholders will begin earning dividends the following business day.
       The Fund cannot accept investments specifying a certain price or date and reserves the right to reject any specific purchase order. Including orders in connection with exchanges from the other Evergreen mutual funds. Although not currently anticipated, the Fund reserves the right to suspend the offer of shares for a period of time.
HOW TO REDEEM SHARES
       You may "redeem", i.e., sell your shares in the Fund to the Fund on any day the Exchange is open, either directly or through your financial intermediary. The price you will receive is the net asset value next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, the Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to ten days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or cancelled.
Redeeming Shares Directly by Mail or Telephone. Send a signed letter of instruction or stock power form to State Street which is the registrar, transfer agent and dividend-disbursing agent for the Fund. Stock power forms are available from your financial intermediary, State Street, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $10,000 or where the redemption proceeds are to be mailed to an address other than that shown in the account registration. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street.
       Shareholders may withdraw amounts of $1,000 or more from their accounts by calling State Street at (800) 423-2615 between the hours of 8:00 a.m. to 5:30 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or State Street's offices are closed). The Exchange is closed on New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with the Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. Shareholders who are unable to reach the Fund or State Street by telephone should follow the procedures outlined above for redemption by mail.
       The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must indicate this on the Share Purchase Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in the Fund at a designated commercial bank. State Street currently deducts a $5.00 wire charge from all redemption proceeds wired. This charge is subject to change without notice. Redemption proceeds will be wired on the same day if the request is made prior to 12 noon (Eastern time). Such shares, however, will not earn dividends for that day. Redemption requests received after 12 noon will earn dividends for that day, and the proceeds will be wired on the following business day. A shareholder who decides later to use this service, or to change instructions already given, should fill out a Shareholder Services Form and send it to State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827, with such shareholder's signature guaranteed by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable to State Street. Shareholders should allow approximately ten days for such form to be processed. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring some form of personal identification prior to acting upon instructions and tape recording of telephone instructions. If the Fund fails to follow such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. The Funds will not be liable for following telephone instructions reasonably believed to be genuine. The Fund reserves the right to refuse a telephone redemption if it is believed advisable to do so. Financial intermediaries may
                                       12

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charge a fee for handling telephonic requests. Procedures for redeeming Fund shares by telephone may be modified or terminated without notice at any time. Redemptions by Check. Upon request, the Fund will provide holders of Class Y shares, without charge, with checks drawn on the Fund that will clear through State Street. Shareholders will be subject to State Street's rules and regulations governing such checking accounts. Checks will be sent usually within ten business days following the date the account is established. Checks may be made payable to the order of any payee in an amount of $250 or more. The payee of the check may cash or deposit it like a check drawn on a bank. (Investors should be aware that, as in the case with regular bank checks, certain banks may not provide cash at the time of deposit, but will wait until they have received payment from State Street.) When such a check is presented to State Street for payment, State Street, as the shareholder's agent, causes the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. Checks will be returned by State Street if there are insufficient or uncollectable shares to meet the withdrawal amount. The check writing procedure for withdrawal enables shareholders to continue earning income on the shares to be redeemed up to but not including the date the redemption check is presented to State Street for payment.
       Shareholders wishing to use this method of redemption, should fill out the appropriate part of the Share Purchase Application (including the Signature
Card) and mail the completed form to State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827. Shareholders requesting this service after an account has been opened must contact State Street since additional documentation will be required. Currently, there is no charge either for checks or for the clearance of any checks. This service may be terminated or altered at any time.
General. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by Federal securities law. The Fund reserves the right to close an account that through redemption has remained below $1,000 for thirty days. Shareholders will receive sixty days' written notice to increase the account value before the account is closed. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets during any ninety day period for any one shareholder. See the Statement of Additional Information for further details.
EXCHANGE PRIVILEGE
How To Exchange Shares. You may exchange some or all of your shares for shares of the same Class of the other Evergreen mutual funds by telephone or mail as described below. An exchange which represents an initial investment in another Evergreen mutual fund must amount to at least $1,000. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. Exchanges are subject to minimum investment and suitability requirements.
       Each of the Evergreen mutual funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange is treated for Federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. The Fund imposes a fee of $5 per exchange on shareholders who exchange in excess of four times per calendar year. This exchange privilege may be materially modified or discontinued at any time by the Fund upon sixty days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.
Exchanges by Telephone and Mail. You may exchange shares by telephone by calling State Street at (800) 423-2615. Exchange requests made after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach State Street by telephone. If you wish to use the telephone exchange service you should indicate this on the Share Purchase Application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by the Fund or State Street if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares", however, no signature guarantee is required.
                                       13

SHAREHOLDER SERVICES
       The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, Evergreen Funds Distributor, Inc. ("EFD"), the distributor of the Funds' shares, or the number on the front page of this Prospectus. Some services are described in more detail in the Share Purchase Application.
Systematic Investment Plan. You may make monthly or quarterly investments into an existing account automatically in amounts of not less than $50 per month or $75 per quarter.
Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $25,000 per investment. Telephone investment requests received by 3:00 p.m. (Eastern time) will be credited to a shareholder's account two business days after the request is received.
Systematic Cash Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Fund's Systematic Cash Withdrawal Plan by filling out the appropriate part of the Share Purchase Application. Under this plan, you may receive (or designate a third party to receive) a monthly or quarterly check in a stated amount of not less than $75. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically.
Tax Sheltered Retirement Plans. Eligible investors may open a pension and profit sharing account in any Evergreen mutual fund (except those funds having an objective of providing tax free income) under the following prototype retirement plans: (i) Individual Retirement Accounts ("IRAs") and Rollover IRAs; (ii) Simplified Employee Pension (SEP) for sole proprietors, partnerships and corporations; and (iii) Profit-Sharing and Money Purchase Pension Plans for corporations and their employees.
Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund at the net asset value per share at the close of business on the last business day of each month, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested. If you elect to receive dividends and distributions in cash and the U.S. Postal Service cannot deliver the checks, or if the checks remain uncashed for six months, the checks will be reinvested into your account at the then current net asset value.
EFFECT OF BANKING LAWS
       The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Fund. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. Evergreen Asset, since it is a subsidiary of FUNB, and CMG are subject to and in compliance with the aforementioned laws and regulations.
       Changes to applicable laws and regulations or future judicial or administrative decisions could result in CMG being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Fund by its customers. If CMG was prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.
                                       14

                               OTHER INFORMATION
DIVIDENDS, DISTRIBUTIONS AND TAXES
       The Fund declares substantially all of its net income as dividends on each business day. Such dividends are paid monthly. Net income, for dividend purposes, includes accrued interest and any market discount or premium that day, less the estimated expenses of the Fund. Gains or losses realized upon the sale of portfolio securities are not included in net income, but are reflected in the net asset value of the Fund's shares. Distributions of any net realized capital gains will be made annually or more frequently as required by the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The amount of dividends may fluctuate from day to day, and the dividend may be omitted on a day where Fund expenses exceed net investment income. Dividends and distributions generally are taxable in the year in which they are paid, except any dividends paid in January that were declared in the previous calendar quarter may be treated as paid in the immediately preceding December.
       Such dividends will be automatically reinvested in full and fractional shares of the Fund on the last business day of each month. However, shareholders who so inform the transfer agent in writing may have their dividends paid out in cash monthly. Shareholders who invest by check will be credited with a dividend on the business day following initial investment. Shareholders will receive dividends on investments made by federal funds bank wire the same day the wire is received provided that wire purchases are received by State Street by 12 noon (Eastern time). Shares purchased by qualified institutions via telephone as described in "How to Purchase Shares" will receive the dividend declared on that day if the telephone order is placed by 12 noon (Eastern time), and federal funds are received by 4:00 p.m. (Eastern time). All other wire purchases received after 12 noon (Eastern time) will earn dividends beginning the following business day. Dividends accruing on the day of redemption will be paid to redeeming shareholders except for redemptions by check and where proceeds are wired the same day. (See "How to Redeem Shares".)
       The Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Code. While so qualified, it is expected that the Fund will not be required to pay any Federal income taxes on that portion of its investment company taxable income and any net realized capital gains it distributes to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements. The excise tax generally does not apply to the tax exempt income of a regulated investment company that pays exempt interest dividends.
       The Fund will designate and pay exempt-interest dividends derived from interest earned on qualifying tax exempt obligations. Such exempt-interest dividends may be excluded by shareholders of the Fund from their gross income for Federal income tax purposes, however, (1) all or a portion of such exempt-interest dividends may be a specific preference item for purposes of the Federal individual and corporate alternative minimum taxes to the extent that they are derived from certain types of private activity bonds issued after August 7, 1986, and (2) all exempt-interest dividends will be a component of "adjusted current earnings" for purposes of the Federal corporate alternative minimum tax. Dividends paid from taxable income, if any, and distributions of any net realized short-term capital gains (whether from tax exempt or taxable obligations) are taxable as ordinary income, even though received in additional Fund shares. Market discount recognized on taxable and tax-free bonds is taxable as ordinary income, not as excludable income.
       Following the end of each calendar year, every shareholder of the Fund will be sent applicable tax information and information regarding the dividends and capital gain distributions made during the calendar year. Under current law, the highest Federal income tax rate applicable to net long-term capital gains realized by individuals is 28%. The rate applicable to corporations is 35%. Since the Fund's gross income is ordinarily expected to be interest income, it is not expected that the 70% dividends-received deduction for corporations will be applicable. Specific questions should be addressed to the investor's own tax adviser.
       The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions, if any, and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, you must certify on the Share Purchase Application, or on a separate form supplied by State Street, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.
                                       15

GENERAL INFORMATION
Portfolio Transactions. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund. Organization. The Fund is a separate investment series of Evergreen Tax Free Trust, as Massachusetts business trust organized in 1985. The Fund does not intend to hold annual shareholder meetings; shareholder meetings will be held only when required by applicable law. Shareholders have available certain procedures for the removal of Trustees.
       A shareholder in each class of the Fund will be entitled to his or her share of all dividends and distributions from the Fund's assets, based upon the relative value of such shares to those of other Classes of the Fund, and, upon redeeming shares, will receive the then current net asset value of the Class of shares of the Fund represented by the redeemed shares less any applicable CDSC. The Trust is empowered to establish, without shareholder approval, additional investment series, which may have different investment objectives, and additional classes of shares for any existing or future series. If an additional series or class were established in the Fund, each share of the series or class would normally be entitled to one vote for all purposes. Generally, shares of each series and class would vote together as a single class on matters, such as the election of Trustees, that affect each series and class in substantially the same manner. Class A and Y shares have identical voting, dividend, liquidation and other rights, except that each class bears, to the extent applicable, its own distribution and transfer agency expenses as well as any other expenses applicable only to a specific class. Each class of shares votes separately with respect to Rule 12b-1 distribution plans and other matters for which separate class voting is appropriate under applicable law. Shares are entitled to dividends as determined by the Trustees and, in liquidation of the Fund, are entitled to receive the net assets of the Fund.
Custodian, Registrar, Transfer Agent And Dividend-Disbursing Agent. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as the Fund's custodian, registrar, transfer agent and dividend-disbursing agent for a fee based upon the number of shareholder accounts maintained for the Funds.
Principal Underwriter. EFD, an affiliate of Furman Selz LLC, located 230 Park Avenue, New York, New York 10169, is the principal underwriter of the Fund. Furman Selz LLC also acts as sub-administrator to the Fund.
Other Classes of Shares. ??????? offers two classes of shares, Class A and Class
Y. Class Y shares are the only Class offered by this Prospectus and are only available to (i) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset, (ii) certain institutional investors and
(iii) investment advisory clients of CMG, Evergreen Asset or their affiliates. The dividends payable with respect to Class A shares will be less than those payable with respect to Class Y shares due to the distribution and distribution and shareholder servicing related expenses borne by Class A shares and the fact that such expenses are not borne by Class Y shares.
Performance Information. From time to time, the Fund may quote its yield in advertisements or in reports to shareholders. Yield information may be useful in reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, since net investment income of the Fund changes in response to fluctuations in interest rates and Fund expenses, any given yield quotation should not be considered representative of a Fund's yields for any future period.
       The method of calculating the Fund's yield is set forth in the Statement of Additional Information. Before investing in the Fund, the investor may want to determine which investment -- tax-free or taxable -- will result in a higher after-tax return. To do this, the yield on the tax-free investment should be divided by the decimal determined by subtracting from 1 the highest Federal tax rate to which the investor currently is subject. For example, if the tax-free yield is 6% and the investor's maximum tax bracket is 36%, the computation is: 6% Tax-Free Yield /(1 - .36 Tax Rate) = 6/.64 = 9.38% Taxable Yield. In this example, the investor's after-tax return will be higher from the 6% tax-free investment if available taxable yields are below 9.38%. Conversely, the taxable investment will provide a higher return when taxable yields exceed 9.38%. This is only an example and is not necessarily reflective of the Fund's yield. The tax equivalent yield will be lower for investors in the lower income brackets.
                                       16

       Comparative performance information may also be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., IBC/Donoghue's Money Fund Report, Bank Rate Monitor and other industry publications.
Liability Under Massachusetts Law. Under Massachusetts law, trustees and shareholders of a business trust may, in certain circumstances, be held personally liable for its obligations. The Declaration of Trust under which the Fund operates provides that no trustee or shareholder will be personally liable for the obligations of the Trust and that every written contract made by the Trust contain a provision to that effect. If any trustee or shareholder were required to pay any liability of the Trust, that person would be entitled to reimbursement from the general assets of the trust.
Additional Information. This Prospectus and the Statement of Additional Information, which have been incorporated by reference herein, do not contain all the information set forth in the Registration Statement filed by the Trust with the Securities and Exchange Commission ("SEC") under the Securities Act. Copies of the Registration Statements may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.
                                       17

  INVESTMENT ADVISER
  Capital Management Group of First Union National Bank of North Carolina, 201 South College Street, Charlotte, North Carolina 28288
  CUSTODIAN & TRANSFER AGENT
  State Street Bank and Trust Company, Box 9021, Boston, Massachusetts
  02205-9827
  LEGAL COUNSEL
  Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C.
  20036
  INDEPENDENT AUDITORS
  KPMG Peat Marwick, LLP One Mellon Bank Center Pittsburgh, Pennsylvania 15219 DISTRIBUTOR
  Evergreen Funds Distributor, Inc., 230 Park Avenue, New York, New York 10169
                                                                          537680